Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Adjustment on adoption of amendments to IAS 37 INR (₨)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)	Share premium [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	Special Economic Zone Re-investment reserve [member] INR (₨)	Special Economic Zone Re-investment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	[8]	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves INR (₨)		Other reserves USD ($)	[8]	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment on adoption of amendments to IAS 37 INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2020		₨ 559,333			₨ 11,427		₨ 1,275		₨ 476,103		₨ 1,550		₨ 43,804		₨ 23,539				₨ (2,315)		₨ 2,075	[1]			₨ 557,458			₨ 1,875
Beginning balance, shares at Mar. 31, 2020 | shares	[2]				5,713,357,390	5,713,357,390
Comprehensive income for the year
Profit for the year		108,662							107,946																107,946			716
Other comprehensive income		6,679													(603)				4,045		3,290	[1]			6,732			(53)
Total comprehensive income for the year		115,341							107,946						(603)				4,045		3,290	[1]			114,678			663
Issue of equity shares on exercise of options		6			₨ 6		866				(866)														6
Issue of equity shares on exercise of options, shares | shares	[2]				3,281,165	3,281,165
Buyback of equity shares, including tax thereon	[3]	(116,445)			₨ (475)		(1,427)		(115,018)												(475)	[1]			(116,445)
Buyback of equity shares, including tax thereon, shares | shares	[2],[3]				(237,500,000)	(237,500,000)
Transaction cost related to buyback of equity shares		(199)							(199)																(199)
Issue of shares by controlled trust on exercise of options	[2]								662		(662)
Compensation cost related to employee share-based payment		2,317							7		2,310														2,317
Transferred from/to Special Economic Zone re-investment reserve									2,650				(2,650)
Effect of modification of ADS RSUs from cash settled to equity settled	[4]	739									739														739
Dividend	[3]	(6,419)							(5,459)																(5,459)			(960)
Others		(80)																										(80)
Other transactions for the year		(120,081)			₨ (469)		(561)		(117,357)		1,521		(2,650)								475	[1]			(119,041)			(1,040)
Other transactions for the year, shares | shares	[2]				(234,218,835)	(234,218,835)
Balance at the end of the year at Mar. 31, 2021		554,593			₨ 10,958		714		466,692		3,071		41,154		22,936				1,730		5,840	[1]			553,095			1,498
Ending balance, shares at Mar. 31, 2021 | shares	[2],[5]				5,479,138,555	5,479,138,555
Comprehensive income for the year
Profit for the year		122,329							122,191																122,191			138
Other comprehensive income		11,600													3,914				(253)		7,890	[6]			11,551			49
Total comprehensive income for the year		133,929							122,191						3,914				(253)		7,890	[6]			133,742			187
Issue of equity shares on exercise of options		6			₨ 6		852				(852)														6
Issue of equity shares on exercise of options, shares | shares	[5]				2,931,560	2,931,560
Issue of shares by controlled trust on exercise of options	[5]								1,071		(1,071)
Compensation cost related to employee share-based payment		4,119							9		4,110														4,119
Transferred from/to Special Economic Zone re-investment reserve									(5,907)				5,907
Dividend	[7]	(33,939)							(32,804)																(32,804)			(1,135)
Others		(35)																										(35)
Other transactions for the year		(29,849)			₨ 6		852		(37,631)		2,187		5,907												(28,679)			(1,170)
Other transactions for the year, shares | shares	[5]				2,931,560	2,931,560
Balance at the end of the year at Mar. 31, 2022		658,673			₨ 10,964		1,566		551,252		5,258		47,061		26,850	[8]			1,477		13,730	[6]			658,158			515
Ending balance, shares at Mar. 31, 2022 | shares	[5],[9]				5,482,070,115	5,482,070,115
Adjustment on adoption of amendments to IAS 37				₨ (51)					(51)																		₨ (51)
Adjusted balance as at April 1, 2022		658,622			₨ 10,964		1,566		551,201		5,258		47,061		26,850	[8]			1,477		13,730	[8]			658,107			515
Adjusted balance as at April 1, 2022, shares | shares	[9]				5,482,070,115	5,482,070,115
Comprehensive income for the year
Profit for the year		113,665	$ 1,383						113,500																113,500			165
Other comprehensive income		11,095	135												16,405	[8]			(2,880)		(2,482)	[8]			11,043			52
Total comprehensive income for the year		124,760	1,518						113,500						16,405	[8]			(2,880)		(2,482)	[8]			124,543			217
Issue of equity shares on exercise of options		12			₨ 12		2,123				(2,123)														12
Issue of equity shares on exercise of options, shares | shares	[9]				5,847,626	5,847,626
Issue of shares by controlled trust on exercise of options	[9]								1,472		(1,472)
Compensation cost related to employee share-based payment		3,979							10		3,969														3,979
Transferred from/to Special Economic Zone re-investment reserve									258				(258)
Dividend	[10]	(5,477)							(5,477)																(5,477)
Others		(143)																										(143)
Other transactions for the year		(1,629)			₨ 12		2,123		(3,737)		374		(258)												(1,486)			(143)
Other transactions for the year, shares | shares	[9]				5,847,626	5,847,626
Balance at the end of the year at Mar. 31, 2023		₨ 781,753	$ 9,512		₨ 10,976	$ 134	₨ 3,689	$ 45	₨ 660,964	$ 8,042	₨ 5,632	$ 69	₨ 46,803	$ 569	₨ 43,255		$ 526		₨ (1,403)	$ (17)	₨ 11,248	[8]	$ 137		₨ 781,164	$ 9,505		₨ 589	$ 7
Ending balance, shares at Mar. 31, 2023 | shares	[9]				5,487,917,741	5,487,917,741

[1]	Refer to Note 20
[2]	Includes 19,401,215 treasury shares held as at March 31, 2021, respectively by a controlled trust. 3,344,866 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2021, respectively.
[3]	Refer to Note 22
[4]	Refer to Note 30
[5]	Includes 14,689,729 treasury shares held as at March 31, 2022, respectively by a controlled trust. 4,711,486 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2022, respectively.
[6]	Refer to Note 20
[7]	Refer to Note 22
[8]	Refer to Note 20
[9]	Includes 9,895,836 treasury shares held as at March 31, 2023 by a controlled trust. 4,793,893 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2023.
[10]	Refer to Note 22